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                             MEYERS INVESTMENT TRUST


September 29, 2000

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:      Meyers Investment Trust (the "Trust")
         Securities Act of 1933 Registration File No. 333-02111 and Investment Company Act of 1940 File No. 811-7581
         Rule 497(j) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information do not differ from that contained in Post-Effective Amendment No. 7, Amendment No. 9 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 22, 2000.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (614) 470-8082.


Sincerely,


Robert L. Tuch
Secretary
Meyers Investment Trust


cc:      Ms. Beth Kramer, Esq.      Mayer, Brown & Platt
         Ms. Laila Poveda           Meyers Capital Management, LLC